Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	2020 $m

					Net asset
					value
		Equity			attributable
		securities		Other	to unit
		and holdings		investments	holders of
		in collective		(including	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	funds	liabilities	Total
Balance at 1 Jan	3,587	276	6	1,301	(2)	(3,760)	1,408
Total gains (losses) in income statementnote	(2)	4	(5)	(37)	15	(1)	(26)
Total gains (losses) recorded in other comprehensive income	–	9	–	–	(1)	(1)	7
Purchases and other additions	–	428	10	700	(520)	–	618
Sales	–	(169)	(2)	(98)	14	–	(255)
Issues	277	–	–	–	–	(475)	(198)
Settlements	(401)	–	–	–	–	648	247
Transfers into level 3	–	–	53	–	–	–	53
Balance at 31 Dec	3,461	548	62	1,866	(494)	(3,589)	1,854

	2019 $m

							Net asset
							value
		Equity					attributable
		securities		Other		Borrowings	to unit
		and holdings		investments		attributable	holders of
		in collective		(including		to with	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	-profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at 1 Jan	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752
Removal of discontinued UK and Europe operations	(2,509)	(440)	(1,498)	(5,513)	—	2,045	1,258	451	(6,206)
Total gains (losses) in income statementnote	1	(11)	6	30	539	—	—	(28)	537
Total gains (losses) recorded in other comprehensive income	—	3	—	(6)	—	—	—	(11)	(14)
Purchases	—	69	—	269	—	—	(2)	—	336
Sales	—	(1)	(7)	(193)	—	—	—	—	(201)
Issues	275	—	—	—	—	—	—	(143)	132
Settlements	(234)	—	—	—	—	—	—	306	72
Balance at 31 Dec	3,587	276	6	1,301	—	—	(2)	(3,760)	1,408

Note

Of the total net gains and (losses) in the income statement of $(26) million in 2020 (2019: $537 million), $(46) million (2019: $19 million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2020 $m	2019 $m
Equity securities and holdings in collective investment schemes	(34)	(11)
Debt securities	1	—
Other investments	(26)	34
Net asset value attributable to unit holders of consolidated investment funds	13	—
Other financial liabilities	—	(4)
Total	(46)	19

Schedule of contractual maturities of financial liabilities, excluding derivative liabilities and investment contracts, on an undiscounted cash flow basis

	31 Dec 2020 $m
	Total
	carrying
Financial liabilities	value	Contractual maturity profile for financial liabilities
			After 1	After 5	After 10	After 15			Total
		1 year	year to	years to	years to	years to	Over	No stated	undiscounted
		or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesC5.1	6,633	139	1,261	2,000	631	—	—	3,725	7,756
Lease liabilities under IFRS 16	496	142	317	84	20	—	1	—	564
Other operational borrowings	1,948	909	108	473	691	—	—	—	2,181
Obligations under funding, securities lending and sale and repurchase agreements	9,768	3,983	4,461	1,764	147	—	—	—	10,355
Accruals, deferred income and other liabilities	15,508	9,877	290	36	218	—	—	5,087	15,508
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,975	5,975	—	—	—	—	—	—	5,975
Total	40,328	21,025	6,437	4,357	1,707	—	1	8,812	42,339

	31 Dec 2019 $m
	Total
	carrying
Financial liabilities	value	Contractual maturity profile for financial liabilities
			After 1	After 5	After 10	After 15			Total
		1 year	year to	years to	years to	years to	Over	No stated	undiscounted
		or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesC5.1	5,594	105	1,146	888	648	—	—	3,725	6,512
Lease liabilities under IFRS 16	630	145	388	113	37	18	1	—	702
Operational borrowings	2,015	941	188	232	1,132	2	—	—	2,495
Obligations under funding, securities lending and sale and repurchase agreements	8,901	2,067	5,476	1,902	278	—	—	—	9,723
Accruals, deferred income and other liabilities	14,488	9,172	636	1	—	248	—	4,431	14,488
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,998	5,998	—	—	—	—	—	—	5,998
Total	37,626	18,428	7,834	3,136	2,095	268	1	8,156	39,918

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2020	2,599	(482)	2,117
31 Dec 2019	1,745	(392)	1,353

Schedule of maturity profile for investment contracts

	Maturity profile for investment contracts $m
	Total		After 1	After 5	After 10	After 15		Total
	carrying	1 year	year to	years to	years to	years to	Over	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	cash flows
31 Dec 2020	3,658	519	1,713	215	575	710	17	3,749
31 Dec 2019	4,366	600	2,015	534	350	961	12	4,472

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2020 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	2,523	(122)	(1,249)	(890)	262
Reverse repurchase agreements	588	–	—	(588)	—
Total financial assets	3,111	(122)	(1,249)	(1,478)	262

Financial liabilities:
Derivative liabilities	(203)	122	69	—	(12)
Securities lending and repurchase agreements	(1,384)	—	244	1,140	—
Total financial liabilities	(1,587)	122	313	1,140	(12)

	31 Dec 2019 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	1,708	(115)	(901)	(618)	74
Reverse repurchase agreements	953	—	—	(953)	—
Total financial assets	2,661	(115)	(901)	(1,571)	74

Financial liabilities:
Derivative liabilities	(216)	115	86	—	(15)
Securities lending and repurchase agreements	(48)	—	48	—	—
Total financial liabilities	(264)	115	134	—	(15)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2020 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	416	3,461	3,877
Equity securities and holdings in collective investment schemes	272,863	5,224	548	278,635
Debt securities	75,998	49,769	62	125,829
Other investments (including derivative assets)	123	2,477	1,866	4,466
Derivative liabilities	(298)	(184)	—	(482)
Total financial investments, net of derivative liabilities	348,686	57,702	5,937	412,325
Investment contract liabilities without discretionary participation features held at fair value	—	(792)	—	(792)
Net asset value attributable to unit holders of consolidated investment funds	(5,464)	(17)	(494)	(5,975)
Other financial liabilities held at fair value	—	—	(3,589)	(3,589)
Total financial instruments at fair value	343,222	56,893	1,854	401,969
Percentage of total (%)	86%	14%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	78,203	11,481	395	90,079
Unit-linked and variable annuity separate account	244,206	1,075	—	245,281
Non-linked shareholder-backed business	26,277	45,146	5,542	76,965
Total financial investments, net of derivative liabilities at fair value	348,686	57,702	5,937	412,325
Other financial liabilities at fair value	(5,464)	(809)	(4,083)	(10,356)
Group total financial instruments at fair value	343,222	56,893	1,854	401,969

	31 Dec 2019 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	243,285	3,720	276	247,281
Debt securities	67,927	66,637	6	134,570
Other investments (including derivative assets)	70	1,676	1,301	3,047
Derivative liabilities	(185)	(207)	—	(392)
Total financial investments, net of derivative liabilities	311,097	71,826	5,170	388,093
Investment contract liabilities without discretionary participation features held at fair value	—	(1,011)	—	(1,011)
Net asset value attributable to unit holders of consolidated investment funds	(5,973)	(23)	(2)	(5,998)
Other financial liabilities held at fair value	—	—	(3,760)	(3,760)
Total financial instruments at fair value	305,124	70,792	1,408	377,324
Percentage of total (%)	81%	19%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	66,061	7,762	260	74,083
Unit-linked and variable annuity separate account	217,838	1,486	—	219,324
Non-linked shareholder-backed business	27,198	62,578	4,910	94,686
Total financial investments, net of derivative liabilities at fair value	311,097	71,826	5,170	388,093
Other financial liabilities at fair value	(5,973)	(1,034)	(3,762)	(10,769)
Group total financial instruments at fair value	305,124	70,792	1,408	377,324

Notes

(i)Of the total level 2 debt securities of $49,769 million at 31 December 2020 (31 December 2019: $66,637 million), $7,676 million (31 December 2019: $8,915 million) are valued internally. The majority of such securities are valued using matrix pricing, which is based on assessing the credit quality of the underlying borrower to derive a suitable discount rate relative to government securities of a comparable duration. Under matrix pricing, the debt securities are priced taking the credit spreads on comparable quoted public debt securities and applying these to the equivalent debt instruments factoring in a specified liquidity premium. The majority of the parameters used in this valuation technique are readily observable in the market and, therefore, are not subject to interpretation.

(ii)At 31 December 2020, the Group held $1,854 million (31 December 2019: $1,408 million) of net financial instruments at fair value within level 3. This represents less than 1 per cent (31 December 2019: less than 1 per cent) of the total fair valued financial assets net of financial liabilities.

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2020 $m	2019 $m
Equity securities and holdings in collective investment schemes	(34)	(11)
Debt securities	1	—
Other investments	(26)	34
Net asset value attributable to unit holders of consolidated investment funds	13	—
Other financial liabilities	—	(4)
Total	(46)	19

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2020 $m				31 Dec 2019 $m
	Level 2	Level 3			Level 2	Level 3
	Valuation	Valuation			Valuation	Valuation
	based on	based on			based on	based on
	significant	significant			significant	significant
	observable	unobservable			observable	unobservable
	market	market	Fair	Carrying	market	market	Fair	Carrying
	inputs	inputs	value	value	inputs	inputs	value	value
Assets
Loans	2,027	9,303	11,330	10,711	1,865	11,646	13,511	12,996
Liabilities
Investment contract liabilities without discretionary participation features	—	(3,218)	(3,218)	(3,188)	—	(3,957)	(3,957)	(3,891)
Core structural borrowings of shareholder-financed businesses	(7,518)	—	(7,518)	(6,633)	(6,227)	—	(6,227)	(5,594)
Operational borrowings (excluding lease liabilities)	(1,948)	—	(1,948)	(1,948)	(2,015)	—	(2,015)	(2,015)
Obligations under funding, securities lending and sale and repurchase agreements	(1,344)	(8,702)	(10,046)	(9,768)	(48)	(9,087)	(9,135)	(8,901)
Total	(8,783)	(2,617)	(11,400)	(10,826)	(6,425)	(1,398)	(7,823)	(7,405)